UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 [1]
Operating Activities
Net income (loss)	$ 244	$ 270
Adjusted for the following items:
Equity accounted earnings, net of distributions	36	1
Impairment expense (reversal), net	7	(78)
Depreciation and amortization expense	1,807	1,470
Gain on acquisitions/dispositions, net	(168)	0
Provisions and other items	(608)	339
Deferred income tax expense (recovery)	(284)	(427)
Changes in non-cash working capital, net	(474)	(1,351)
Cash from (used in) operating activities	560	224
Financing Activities
Proceeds from non-recourse subsidiary borrowings of the partnership	7,376	11,366
Repayment of non-recourse subsidiary borrowings of the partnership	(7,065)	(4,082)
Proceeds from corporate borrowings	270	651
Repayment of corporate borrowings	(380)	(290)
Proceeds from other financing	53	23
Repayment of other financing	(73)	(50)
Proceeds from (repayment of) other credit facilities, net	(63)	265
Lease liability repayment	(194)	(185)
Capital provided by others who have interests in operating subsidiaries	1,439	2,787
Partnership units repurchased	0	(78)
Distributions to limited partners, Redemption-Exchange unitholders and BBUC exchangeable shareholders	(28)	(23)
Distributions to preferred securities holders	(48)	0
Distributions to Special limited partner	0	(78)
Distributions and capital paid to others who have interests in operating subsidiaries	(1,389)	(1,447)
Cash from (used in) financing activities	(102)	8,859
Acquisitions
Subsidiaries, net of cash acquired	(517)	(7,657)
Property, plant and equipment and intangible assets	(991)	(791)
Equity accounted investments	(8)	(126)
Financial assets and other	(1,332)	(1,730)
Dispositions
Subsidiaries, net of cash disposed	771	0
Property, plant and equipment and intangible assets	45	51
Financial assets and other	1,689	1,777
Net settlement of derivative assets and liabilities	(33)	141
Restricted cash and deposits	39	(880)
Cash from (used in) investing activities	(337)	(9,215)
Cash and cash equivalents
Change during the period	121	(132)
Impact of foreign exchange	70	(57)
Net change in cash classified within assets held for sale	(39)	0
Balance, beginning of year	2,870	2,588
Balance, end of period	$ 3,022	$ 2,399

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(b) for further details.